Other Payables	6 Months Ended
Jun. 30, 2025
Other Payables [Abstract]
Other Payables

Note 9 - Other Payables

	June 30,	December 31
	2025	2024
	€ in thousands
Employees and payroll accruals	484	389
Provision for Legal Claims	*2,218	515
Government authorities	85	642
Deferred revenues	223	902
Accrued expenses connected to Manara PSP	2,997	2,984
Accrued interest on Debentures	3,244	2,070
Other accrued expenses	1,862	2,864
Income tax payables	919	530
	12,032	10,896

*	Includes a provision in connection with a demand received by a third party for payment of consultancy fees. The Company plans on contesting the claim and does not currently estimate that the related expenses will be higher than the amount of the provision.